Cumulative Redeemable Convertible Preferred Stock (Details Textual) - $ / shares	2 Months Ended	3 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,000,000
Convertible Preferred Stock, Terms of Conversion	Each share of Preferred Stock may be converted (at the holders election) into 2.00 shares of the Companys common stock (as may be adjusted for any stock splits, reverse stock splits or similar transactions), representing a conversion price of $12.50 per share
Preferred Stock, Dividend Payment Terms	preferential dividends at a rate of: (i) 8% per annum in years one through three from issuance; (ii) 10% per annum in years four through five from issuance; and (iii) 12% per annum thereafter, payable in equal quarterly installments.
Preferred Stock, Redemption Terms	In the event of liquidation, dissolution or winding up, the holders of the Preferred Stock will be entitled to receive $25.00 per share of Preferred Stock, plus accrued but unpaid dividends thereon, whether declared or not, before any amount is paid or any assets are distributed to holders of junior capital stock.
Preferred Stock, Par or Stated Value Per Share	$ 25.00
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		400,000